UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10067
Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund                                                                                 as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 91.4% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.8%
	Delta Air Lines, Inc.
$250,000	Term Loan, 11.01%, Maturing March 16, 2008	$256,830
	Dresser Rand Group, Inc.
475,613	Term Loan, 6.92%, Maturing October 29, 2011	484,234
	DRS Technologies, Inc.
150,000	Term Loan, 6.28%, Maturing January 31, 2013	151,711
	Hexcel Corp.
452,222	Term Loan, 6.38%, Maturing March 1, 2012	457,310
	IAP Worldwide Services, Inc.
174,563	Term Loan, 8.00%, Maturing December 30, 2012	176,963
	K&F Industries, Inc.
384,211	Term Loan, 7.01%, Maturing November 18, 2012	389,734
	Mid-Western Aircraft Systems, Inc.
397,000	Term Loan, 6.85%, Maturing December 31, 2011	403,699
	Transdigm, Inc.
490,000	Term Loan, 6.99%, Maturing July 22, 2010	497,197
		$2,817,678
Air Transport — 0.2%
	United Airlines, Inc.
218,750	Term Loan, 8.63%, Maturing February 1, 2012	222,660
31,250	Term Loan, 8.63%, Maturing February 1, 2012	31,809
		$254,469
Automotive — 2.6%
	Accuride Corp.
385,252	Term Loan, 7.19%, Maturing January 31, 2012	390,696
	Affina Group, Inc.
281,914	Term Loan, 7.67%, Maturing November 30, 2011	279,271
	Dayco Products, LLC
146,849	Term Loan, 7.97%, Maturing June 23, 2011	148,822
	Exide Technologies, Inc.
82,267	Term Loan, 11.25%, Maturing May 5, 2010	83,433
83,275	Term Loan, 11.25%, Maturing May 5, 2010	84,455
	Federal-Mogul Corp.
350,000	Term Loan, 8.58%, Maturing December 9, 2006	351,750
	TI Automotive, Ltd.
69,841	Term Loan, 7.94%, Maturing June 30, 2011	68,532
	Trimas Corp.
266,764	Term Loan, 8.38%, Maturing December 31, 2009	269,654
	TRW Automotive, Inc.
148,125	Term Loan, 6.00%, Maturing October 31, 2010	149,199

$409,893	Term Loan, 6.25%, Maturing June 30, 2012	$411,800
	United Components, Inc.
346,187	Term Loan, 7.22%, Maturing June 30, 2010	352,137
		$2,589,749
Beverage and Tobacco — 1.6%
	Constellation Brands, Inc.
563,111	Term Loan, 6.36%, Maturing November 30, 2011	571,312
	Culligan International Co.
346,500	Term Loan, 7.25%, Maturing September 30, 2011	352,059
	National Dairy Holdings, L.P.
396,000	Term Loan, 6.83%, Maturing March 15, 2012	398,227
	Southern Wine & Spirits of America, Inc.
337,835	Term Loan, 6.48%, Maturing June 1, 2012	341,107
		$1,662,705
Building and Development — 5.9%
	Biomed Realty, L.P.
295,000	Term Loan, 6.88%, Maturing May 31, 2010	295,737
	Capital Automotive REIT
150,000	Term Loan, 6.34%, Maturing December 16, 2010	151,674
	Contech Construstion Products
300,000	Term Loan, 6.82%, Maturing January 13, 2013	304,500
	Epco / Fantome, LLC
250,000	Term Loan, 7.83%, Maturing November 23, 2010	250,625
	General Growth Properties, Inc.
500,000	Term Loan, 6.06%, Maturing February 24, 2011	499,965
	Kyle Acquisition Group, LLC
300,000	Term Loan, 6.81%, Maturing July 20, 2010	303,000
	Landsource Communities, LLC
251,000	Term Loan, 7.25%, Maturing March 31, 2010	252,490
	Lion’s Gables Realty Limited
118,237	Term Loan, 6.42%, Maturing September 30, 2006	118,860
	LNR Property Corp.
316,903	Term Loan, 7.64%, Maturing February 3, 2008	320,121
	LNR Property Holdings
68,040	Term Loan, 9.14%, Maturing March 3, 2008	68,891
	Mueller Group, Inc.
498,123	Term Loan, 7.05%, Maturing October 3, 2012	505,373
	Newkirk Master, L.P.
505,990	Term Loan, 6.38%, Maturing August 11, 2008	510,734
	Nortek, Inc.
325,050	Term Loan, 6.70%, Maturing August 27, 2011	328,554
	St. Marys Cement, Inc.
342,125	Term Loan, 6.98%, Maturing December 4, 2010	347,471
	Stile Acquisition Corp.
326,422	Term Loan, 6.63%, Maturing April 6, 2013	323,028

	Stile U.S. Acquisition Corp.
$326,978	Term Loan, 6.63%, Maturing April 6, 2013	$323,578
	Sugarloaf Mills, L.P.
400,000	Term Loan, 6.57%, Maturing April 7, 2007	402,000
	TE / Tousa Senior, LLC
200,000	Term Loan, 7.75%, Maturing July 29, 2008	202,250
	TRU 2005 RE Holding Co.
450,000	Term Loan, 7.63%, Maturing December 9, 2008	450,000
		$5,958,851
Business Equipment and Services — 3.1%
	Affinion Group, Inc.
224,070	Term Loan, 7.50%, Maturing October 17, 2012	225,260
	Buhrmann US, Inc.
294,011	Term Loan, 6.56%, Maturing December 31, 2010	298,146
	DynCorp International, LLC
104,213	Term Loan, 7.63%, Maturing February 11, 2011	105,689
	Iron Mountain, Inc.
197,500	Term Loan, 6.50%, Maturing April 2, 2011	199,269
535,689	Term Loan, 6.56%, Maturing April 2, 2011	540,962
	N.E.W. Holdings I, LLC
256,998	Term Loan, 7.80%, Maturing July 1, 2011	260,211
	RGIS Holdings, LLC
199,500	Term Loan, 7.48%, Maturing February 15, 2013	200,560
	Sungard Data Systems, Inc.
1,285,288	Term Loan, 7.22%, Maturing February 11, 2013	1,303,936
		$3,134,033
Cable and Satellite Television — 3.8%
	Adelphia Communications Corp.
287,972	DIP Loan, 6.81%, Maturing March 31, 2006	289,412
	Atlantic Broadband Finance, LLC
350,000	Term Loan, 7.62%, Maturing September 1, 2011	356,125
	Canadian Cable Acquisition Co., Inc.
344,750	Term Loan, 7.96%, Maturing July 30, 2011	349,059
	Charter Communications Operating, LLC
400,000	Term Loan, 7.67%, Maturing April 27, 2010	402,647
1,034,442	Term Loan, 7.92%, Maturing April 27, 2011	1,044,900
	Insight Midwest Holdings, LLC
342,125	Term Loan, 7.00%, Maturing December 31, 2009	347,432
	MCC Iowa, LLC
297,063	Term Loan, 6.09%, Maturing March 31, 2010	297,301
	Mediacom Illinois, LLC
197,500	Term Loan, 6.97%, Maturing March 31, 2013	200,540
	UGS Corp.
352,074	Term Loan, 6.83%, Maturing March 31, 2012	356,842

	UPC Broadband Holdings B.V.
$210,000	Term Loan, 7.28%, Maturing September 30, 2012	$211,597
		$3,855,855
Chemicals and Plastics — 5.7%
	Basell Af S.A.R.L.
125,000	Term Loan, 7.31%, Maturing August 1, 2013	127,383
25,000	Term Loan, 7.31%, Maturing August 1, 2013	25,477
125,000	Term Loan, 7.67%, Maturing August 1, 2014	127,383
25,000	Term Loan, 7.67%, Maturing August 1, 2014	25,477
	Brenntag Holding GmbH and Co. KG
58,909	Term Loan, 7.44%, Maturing December 23, 2013	60,014
241,091	Term Loan, 7.44%, Maturing December 23, 2013	244,948
	Celanese Holdings, LLC
277,205	Term Loan, 6.98%, Maturing April 6, 2011	281,537
	Hercules, Inc.
392,746	Term Loan, 6.08%, Maturing October 8, 2010	396,674
	Huntsman International, LLC
578,413	Term Loan, 6.53%, Maturing August 16, 2012	582,842
	Ineos Group
175,000	Term Loan, 7.34%, Maturing December 14, 2013	177,734
175,000	Term Loan, 7.84%, Maturing December 14, 2014	177,734
	Innophos, Inc.
258,796	Term Loan, 7.15%, Maturing August 13, 2010	262,624
	Invista B.V.
199,500	Term Loan, 6.50%, Maturing April 30, 2010	199,999
171,448	Term Loan, 6.75%, Maturing April 29, 2011	173,734
87,152	Term Loan, 6.75%, Maturing April 29, 2011	88,314
	ISP Chemo, Inc.
250,000	Term Loan, 6.50%, Maturing February 16, 2013	252,924
	Kraton Polymer, LLC
254,715	Term Loan, 7.49%, Maturing December 23, 2010	258,695
	Mosaic Co.
198,000	Term Loan, 6.19%, Maturing February 21, 2012	200,079
	Nalco Co.
916,778	Term Loan, 6.52%, Maturing November 4, 2010	927,792
	PQ Corp.
396,992	Term Loan, 7.00%, Maturing February 11, 2012	403,030
	Rockwood Specialties Group, Inc.
405,900	Term Loan, 6.67%, Maturing December 10, 2012	411,766
	Solo Cup Co.
296,948	Term Loan, 7.53%, Maturing February 27, 2011	300,474
		$5,706,634

Clothing/Textiles — 0.2%
	Propex Fabrics, Inc.
$200,000	Term Loan, 7.00%, Maturing July 31, 2012	$202,000
		$202,000
Conglomerates — 2.6%
	Amsted Industries, Inc.
294,736	Term Loan, 7.15%, Maturing October 15, 2010	299,403
	Goodman Global Holdings, Inc.
84,279	Term Loan, 6.63%, Maturing December 23, 2011	85,069
	Jarden Corp.
111,712	Term Loan, 6.78%, Maturing January 24, 2012	112,563
194,511	Term Loan, 7.03%, Maturing January 24, 2012	196,769
	Johnson Diversey, Inc.
657,452	Term Loan, 7.21%, Maturing December 16, 2011	667,861
	Polymer Group, Inc.
274,313	Term Loan, 7.21%, Maturing November 22, 2012	278,127
	PP Acquisition Corp.
332,584	Term Loan, 7.98%, Maturing November 12, 2011	336,187
	Rexnord Corp.
490,971	Term Loan, 6.92%, Maturing December 31, 2011	497,006
	Roper Industries, Inc.
133,517	Term Loan, 5.89%, Maturing December 13, 2009	134,018
		$2,607,003
Containers and Glass Products — 4.3%
	Berry Plastics Corp.
470,493	Term Loan, 6.84%, Maturing December 2, 2011	477,795
	BWAY Corp.
152,059	Term Loan, 6.81%, Maturing June 30, 2011	154,221
	Dr. Pepper/Seven Up Bottling Group, Inc.
290,102	Term Loan, 6.79%, Maturing December 19, 2010	294,381
	Graham Packaging Holdings Co.
508,563	Term Loan, 6.97%, Maturing October 7, 2011	515,873
	Graphic Packaging International, Inc.
482,443	Term Loan, 6.98%, Maturing August 8, 2010	490,659
	IPG (US), Inc.
344,750	Term Loan, 7.10%, Maturing July 28, 2011	349,778
	JSG Acquisitions
195,000	Term Loan, 7.05%, Maturing December 31, 2013	198,169
195,000	Term Loan, 7.55%, Maturing December 13, 2014	198,169
	Kranson Industries, Inc.
46,602	Term Loan, 7.73%, Maturing July 30, 2011	47,184

	Owens-Illinois, Inc.
$500,000	Term Loan, 6.42%, Maturing April 1, 2007	$501,563
91,983	Term Loan, 6.56%, Maturing April 1, 2008	92,371
	Pregis Corp.
298,500	Term Loan, 7.23%, Maturing October 12, 2011	301,019
	Smurfit-Stone Container Corp.
42,866	Term Loan, 4.45%, Maturing November 1, 2010	43,498
249,205	Term Loan, 7.06%, Maturing November 1, 2011	252,881
449,409	Term Loan, 7.10%, Maturing November 1, 2011	456,038
		$4,373,599
Cosmetics/Toiletries — 0.3%
	Prestige Brands, Inc.
294,000	Term Loan, 7.23%, Maturing April 6, 2011	298,104
		$298,104
Drugs — 0.4%
	Warner Chilcott Corp.
236,737	Term Loan, 7.64%, Maturing January 18, 2012	239,105
44,069	Term Loan, 7.86%, Maturing January 18, 2012	44,510
95,394	Term Loan, 7.86%, Maturing January 18, 2012	96,348
		$379,963
Ecological Services and Equipment — 1.2%
	Alderwoods Group, Inc.
84,106	Term Loan, 6.61%, Maturing September 29, 2009	85,053
	Allied Waste Industries, Inc.
86,184	Term Loan, 4.54%, Maturing January 15, 2012	86,648
221,984	Term Loan, 6.80%, Maturing January 15, 2012	223,233
	Envirocare of Utah, LLC
252,273	Term Loan, 7.38%, Maturing April 15, 2010	255,268
	Environmental Systems, Inc.
248,461	Term Loan, 8.27%, Maturing December 12, 2008	250,013
	IESI Corp.
300,000	Term Loan, 6.38%, Maturing January 20, 2012	304,125
		$1,204,340
Electronics/Electrical — 2.1%
	AMI Semiconductor, Inc.
248,122	Term Loan, 6.33%, Maturing April 1, 2012	249,879
	Aspect Software, Inc.
250,000	Term Loan, 7.44%, Maturing September 22, 2010	252,891
	Avago Technologies Finance PTE
25,691	Term Loan, 7.13%, Maturing December 1, 2012	25,787
	Fairchild Semiconductor Corp.
441,765	Term Loan, 6.63%, Maturing December 31, 2010	445,079

	Invensys International Holdings Limited
$100,406	Term Loan, 7.79%, Maturing September 4, 2009	$101,535
	Rayovac Corp.
416,458	Term Loan, 7.20%, Maturing February 7, 2012	422,184
	Security Co., Inc.
98,252	Term Loan, 8.25%, Maturing June 30, 2010	99,111
	Telcordia Technologies, Inc.
472,934	Term Loan, 7.31%, Maturing September 15, 2012	469,535
		$2,066,001
Equipment Leasing — 1.3%
	Ashtead Group, PLC
198,000	Term Loan, 6.50%, Maturing November 12, 2009	200,351
	Maxim Crane Works, L.P.
192,128	Term Loan, 6.94%, Maturing January 28, 2010	195,310
	The Hertz Corp.
48,182	Term Loan, 0.00%, Maturing December 21, 2012 (2)	48,801
41,111	Term Loan, 4.93%, Maturing December 21, 2012	41,720
280,005	Term Loan, 6.98%, Maturing December 21, 2012	284,151
	United Rentals, Inc.
91,876	Term Loan, 4.83%, Maturing February 14, 2011	93,063
450,194	Term Loan, 7.07%, Maturing February 14, 2011	456,009
		$1,319,405
Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
250,000	Term Loan, 6.18%, Maturing February 28, 2014	252,031
		$252,031
Financial Intermediaries — 2.9%
	AIMCO Properties, L.P.
725,000	Term Loan, 6.36%, Maturing November 2, 2009	730,891
	Ameritrade Holding Corp.
450,000	Term Loan, 6.32%, Maturing December 31, 2012	453,136
	Fidelity National Information Solutions, Inc.
526,500	Term Loan, 6.47%, Maturing March 9, 2013	531,354
	Geo Group, Inc.
298,500	Term Loan, 6.84%, Maturing September 14, 2011	301,485
	LPL Holdings, Inc.
374,063	Term Loan, 8.20%, Maturing June 30, 2013	378,972
	The Macerich Partnership, L.P.
500,000	Term Loan, 6.19%, Maturing April 25, 2010	504,167
		$2,900,005

Food Products — 3.4%
	Acosta, Inc.
$399,000	Term Loan, 7.00%, Maturing December 6, 2012	$404,736
	American Seafoods Group, LLC
487,500	Term Loan, 6.73%, Maturing September 30, 2011	494,813
	BF Bolthouse Holdco, LLC
200,000	Term Loan, 7.37%, Maturing December 16, 2012	203,458
	Chiquita Brands, LLC
297,750	Term Loan, 6.83%, Maturing June 28, 2012	301,100
	Doane Pet Care Co.
299,248	Term Loan, 6.81%, Maturing October 21, 2012	303,924
	Dole Food Company, Inc.
177,107	Term Loan, 6.34%, Maturing April 18, 2012	177,882
	Michael Foods, Inc.
319,463	Term Loan, 6.70%, Maturing November 21, 2010	324,055
	Nash-Finch Co.
200,000	Term Loan, 7.06%, Maturing November 12, 2010	201,500
	Pinnacle Foods Holdings Corp.
463,515	Term Loan, 7.82%, Maturing November 25, 2010	471,395
	Reddy Ice Group, Inc.
500,000	Term Loan, 6.32%, Maturing August 9, 2012	505,469
		$3,388,332
Food Service — 2.3%
	AFC Enterprises, Inc.
225,290	Term Loan, 7.25%, Maturing May 11, 2011	227,121
	Burger King Corp.
397,500	Term Loan, 6.50%, Maturing June 30, 2012	400,358
	Domino’s, Inc.
542,712	Term Loan, 6.49%, Maturing June 25, 2010	547,687
	Dunkin’ Brands, Inc.
200,000	Term Loan, 7.06%, Maturing March 1, 2013	200,563
	Gate Gourmet Borrower, LLC
22,222	Term Loan, 7.00%, Maturing March 9, 2012	22,222
177,778	Term Loan, 7.64%, Maturing March 9, 2012	177,778
	Jack in the Box, Inc.
343,000	Term Loan, 6.28%, Maturing January 8, 2011	346,644
	Weight Watchers International, Inc.
342,125	Term Loan, 6.68%, Maturing March 31, 2010	346,972
		$2,269,345
Food/Drug Retailers — 1.6%
	General Nutrition Centers, Inc.
84,143	Term Loan, 7.82%, Maturing December 7, 2009	85,511
	Giant Eagle, Inc.
199,500	Term Loan, 6.07%, Maturing November 7, 2012	200,778

	Roundy’s, Inc.
$349,125	Term Loan, 7.79%, Maturing November 3, 2011	$354,289
	The Jean Coutu Group (PJC), Inc.
782,251	Term Loan, 7.19%, Maturing July 30, 2011	790,997
	The Pantry, Inc.
149,625	Term Loan, 6.58%, Maturing January 2, 2012	151,589
		$1,583,164
Forest Products — 3.7%
	Appleton Papers, Inc.
271,513	Term Loan, 7.00%, Maturing June 11, 2010	274,669
	Boise Cascade Holdings, LLC
371,942	Term Loan, 6.74%, Maturing October 29, 2011	377,247
	Buckeye Technologies, Inc.
228,660	Term Loan, 6.70%, Maturing March 15, 2008	229,374
	Georgia-Pacific Corp.
947,625	Term Loan, 6.88%, Maturing December 20, 2012	955,435
275,000	Term Loan, 7.83%, Maturing December 23, 2013	281,320
	NewPage Corp.
429,113	Term Loan, 7.96%, Maturing May 2, 2011	436,086
	RLC Industries Co.
434,392	Term Loan, 6.48%, Maturing February 24, 2010	436,564
	Xerium Technologies, Inc.
782,577	Term Loan, 7.23%, Maturing November 19, 2011	783,555
		$3,774,250
Healthcare — 4.8%
	Ameripath, Inc.
250,000	Term Loan, 6.64%, Maturing October 31, 2012	253,320
	Community Health Systems, Inc.
437,567	Term Loan, 6.56%, Maturing August 19, 2011	443,675
	Concentra Operating Corp.
248,750	Term Loan, 6.69%, Maturing September 30, 2011	252,067
	Conmed Corp.
159,150	Term Loan, 6.95%, Maturing December 31, 2007	160,144
	Davita, Inc.
710,463	Term Loan, 6.68%, Maturing October 5, 2012	720,602
	Encore Medical IHC, Inc.
222,929	Term Loan, 7.59%, Maturing October 4, 2010	225,437
	Healthsouth Corp.
250,000	Term Loan, 8.15%, Maturing March 10, 2013	252,188
	Kinetic Concepts, Inc.
455,590	Term Loan, 6.73%, Maturing August 11, 2010	461,380
	Leiner Health Products, Inc.
235,720	Term Loan, 8.61%, Maturing May 27, 2011	239,108
	Lifepoint Hospitals, Inc.
765,881	Term Loan, 6.19%, Maturing April 15, 2012	771,573

	Magellan Health Services, Inc.
$97,222	Term Loan, 4.54%, Maturing August 15, 2008	$98,316
109,375	Term Loan, 7.16%, Maturing August 15, 2008	110,605
	Select Medical Holding Corp.
298,492	Term Loan, 6.52%, Maturing February 24, 2012	296,088
	Sunrise Medical Holdings, Inc.
300,000	Term Loan, 8.05%, Maturing May 13, 2010	300,375
	VWR International, Inc.
221,631	Term Loan, 7.12%, Maturing April 7, 2011	225,024
		$4,809,902
Home Furnishings — 1.5%
	Interline Brands, Inc.
299,242	Term Loan, 7.23%, Maturing December 31, 2010	302,235
	Knoll, Inc.
122,500	Term Loan, 6.73%, Maturing October 3, 2012	124,395
	National Bedding Co., LLC
299,248	Term Loan, 6.84%, Maturing August 31, 2011	303,026
	Sealy Mattress Co.
431,540	Term Loan, 6.52%, Maturing April 6, 2012	437,609
	Simmons Co.
302,469	Term Loan, 7.35%, Maturing December 19, 2011	307,526
		$1,474,791
Industrial Equipment — 1.2%
	Alliance Laundry Holdings, LLC
177,000	Term Loan, 6.92%, Maturing January 27, 2012	179,600
	Douglas Dynamics Holdings, Inc.
298,494	Term Loan, 6.73%, Maturing December 16, 2010	302,971
	Flowserve Corp.
236,518	Term Loan, 6.66%, Maturing August 10, 2012	239,955
	MTD Products, Inc.
494,962	Term Loan, 6.63%, Maturing June 1, 2010	499,293
		$1,221,819
Insurance — 1.2%
	CCC Information Services Group
200,000	Term Loan, 7.26%, Maturing February 10, 2013	203,042
	Conseco, Inc.
256,114	Term Loan, 6.50%, Maturing June 22, 2010	258,675
	Hilb, Rogal & Hobbs Co.
634,841	Term Loan, 7.13%, Maturing June 30, 2007	639,999
	U.S.I. Holdings Corp.
98,829	Term Loan, 7.07%, Maturing March 24, 2011	99,138
		$1,200,854

Leisure Goods/Activities/Movies — 3.2%
	AMC Entertainment, Inc.
$199,500	Term Loan, 6.94%, Maturing January 26, 2013	$201,978
	AMF Bowling Worldwide, Inc.
201,732	Term Loan, 7.66%, Maturing August 27, 2009	203,686
	Cinemark, Inc.
392,000	Term Loan, 6.28%, Maturing March 31, 2011	397,929
	Metro-Goldwyn-Mayer Holdings, Inc.
880,000	Term Loan, 7.23%, Maturing April 8, 2012	891,935
	Regal Cinemas Corp.
380,091	Term Loan, 6.73%, Maturing November 10, 2010	384,296
	Six Flags Theme Parks, Inc.
458,734	Term Loan, 7.11%, Maturing June 30, 2009	464,827
	Universal City Development Partners, Ltd.
345,625	Term Loan, 6.67%, Maturing June 9, 2011	350,305
	WMG Acquisition Corp.
317,973	Term Loan, 6.67%, Maturing February 28, 2011	322,370
		$3,217,326
Lodging and Casinos — 3.0%
	Alliance Gaming Corp.
312,257	Term Loan, 8.18%, Maturing September 4, 2009	316,063
	Ameristar Casinos, Inc.
249,375	Term Loan, 6.33%, Maturing November 10, 2012	251,986
	Boyd Gaming Corp.
368,438	Term Loan, 6.54%, Maturing June 30, 2011	372,889
	CCM Merger, Inc.
198,500	Term Loan, 6.92%, Maturing July 13, 2012	200,411
	Globalcash Access, LLC
127,963	Term Loan, 7.08%, Maturing March 10, 2010	129,722
	Isle of Capri Casinos, Inc.
390,063	Term Loan, 6.42%, Maturing February 4, 2011	395,475
	Penn National Gaming, Inc.
633,815	Term Loan, 6.37%, Maturing October 3, 2012	643,223
	Resorts International Holdings, LLC
287,476	Term Loan, 7.98%, Maturing April 26, 2012	290,710
	Venetian Casino Resort, LLC
259,679	Term Loan, 6.73%, Maturing June 15, 2011	262,702
53,542	Term Loan, 6.73%, Maturing June 15, 2011	54,165
	Wynn Las Vegas, LLC
100,000	Term Loan, 6.98%, Maturing December 14, 2011	101,208
		$3,018,554
Nonferrous Metals/Minerals — 1.8%
	Alpha Natural Resources, LLC
299,250	Term Loan, 6.32%, Maturing October 26, 2012	301,775

	Foundation Coal Corp.
$285,106	Term Loan, 6.52%, Maturing July 30, 2011	$289,900
	ICG, LLC
18,600	Term Loan, 7.41%, Maturing November 5, 2010	18,594
	International Mill Service, Inc.
248,125	Term Loan, 7.73%, Maturing December 31, 2010	252,157
	Magnum Coal Co.
204,545	Term Loan, 8.30%, Maturing March 15, 2013	205,313
20,455	Term Loan, 8.33%, Maturing March 15, 2013	20,531
	Murray Energy Corp.
346,500	Term Loan, 7.83%, Maturing January 28, 2010	347,366
	Novelis, Inc.
146,194	Term Loan, 6.44%, Maturing January 6, 2012	147,999
252,359	Term Loan, 6.44%, Maturing January 6, 2012	255,474
		$1,839,109
Oil and Gas — 3.4%
	Citgo Petroleum Corp.
498,750	Term Loan, 6.22%, Maturing November 15, 2012	503,862
	Dresser, Inc.
106,707	Term Loan, 7.33%, Maturing March 31, 2007	108,575
	El Paso Corp.
409,750	Term Loan, 4.51%, Maturing November 23, 2009	414,844
259,860	Term Loan, 7.75%, Maturing November 23, 2009	263,433
	Epco Holdings, Inc.
247,500	Term Loan, 6.59%, Maturing August 18, 2010	250,903
	Petroleum Geo-Services ASA
249,375	Term Loan, 7.48%, Maturing December 16, 2012	252,648
	Targa Resources, Inc.
175,000	Term Loan, 6.83%, Maturing October 31, 2007	175,875
637,611	Term Loan, 7.09%, Maturing October 31, 2012	647,573
135,196	Term Loan, 7.23%, Maturing October 31, 2012	137,308
	Universal Compression, Inc.
297,001	Term Loan, 6.48%, Maturing February 15, 2012	300,491
	Williams Production RMT Co.
342,125	Term Loan, 7.01%, Maturing May 30, 2008	346,829
		$3,402,341
Publishing — 4.4%
	American Media Operations, Inc.
325,000	Term Loan, 7.63%, Maturing January 31, 2013	329,509
	Dex Media West, LLC
115,884	Term Loan, 6.53%, Maturing March 9, 2010	117,067
436,854	Term Loan, 6.30%, Maturing September 9, 2010	439,974
	Endurance Business Media, Inc.
159,600	Term Loan, 7.03%, Maturing March 8, 2012	160,997

	Herald Media, Inc.
$296,807	Term Loan, 7.67%, Maturing July 22, 2011	$298,105
	Liberty Group Operating, Inc.
249,369	Term Loan, 7.13%, Maturing February 28, 2012	251,817
	Medianews Group, Inc.
406,467	Term Loan, 6.08%, Maturing August 25, 2010	407,738
	Merrill Communications, LLC
197,547	Term Loan, 7.14%, Maturing May 5, 2011	199,677
	Nebraska Book Co., Inc.
343,000	Term Loan, 7.61%, Maturing March 4, 2011	346,859
	Newspaper Holdings, Inc.
300,000	Term Loan, 6.19%, Maturing August 24, 2012	301,688
	R.H. Donnelley Corp.
10,669	Term Loan, 6.68%, Maturing December 31, 2009	10,719
442,745	Term Loan, 6.62%, Maturing June 30, 2011	446,704
	Source Media, Inc.
180,843	Term Loan, 7.21%, Maturing November 8, 2011	183,216
	SP Newsprint Co.
225,556	Term Loan, 4.83%, Maturing January 9, 2010	228,657
84,097	Term Loan, 7.07%, Maturing January 9, 2010	85,254
	Sun Media Corp.
314,766	Term Loan, 6.67%, Maturing February 7, 2009	319,290
	Xsys US, Inc.
132,027	Term Loan, 7.48%, Maturing December 31, 2012	133,265
134,855	Term Loan, 7.98%, Maturing December 31, 2013	136,794
		$4,397,330
Radio and Television — 4.2%
	Adams Outdoor Advertising, L.P.
309,484	Term Loan, 6.62%, Maturing November 18, 2012	314,126
	Block Communications, Inc.
149,625	Term Loan, 6.98%, Maturing December 22, 2011	151,776
	DirecTV Holdings, LLC
340,000	Term Loan, 6.28%, Maturing April 13, 2013	344,250
	Emmis Operating Co.
129,410	Term Loan, 6.58%, Maturing November 10, 2011	130,391
	Entravision Communications Corp.
249,375	Term Loan, 6.03%, Maturing September 29, 2013	251,505
	Gray Television, Inc.
299,250	Term Loan, 6.48%, Maturing May 22, 2013	301,644
249,375	Term Loan, 6.03%, Maturing November 22, 2015	251,370
	Nexstar Broadcasting, Inc.
159,735	Term Loan, 6.73%, Maturing October 1, 2012	160,634
158,884	Term Loan, 6.73%, Maturing October 1, 2012	159,778

	PanAmSat Corp.
$790,987	Term Loan, 6.90%, Maturing August 20, 2011	$802,511
	Paxson Communcations Corp.
250,000	Term Loan, 7.78%, Maturing January 15, 2012	251,094
	Rainbow National Services, LLC
186,966	Term Loan, 7.56%, Maturing March 31, 2012	189,420
	Raycom TV Broadcasting, LLC
299,221	Term Loan, 6.50%, Maturing August 28, 2013	300,717
	SFX Entertainment
149,625	Term Loan, 7.23%, Maturing June 21, 2013	150,342
	Spanish Broadcasting System
173,250	Term Loan, 6.98%, Maturing June 10, 2012	175,560
	Young Broadcasting, Inc.
248,125	Term Loan, 6.95%, Maturing November 3, 2012	249,172
		$4,184,290
Rail Industries — 0.6%
	Kansas City Southern Industries, Inc.
343,897	Term Loan, 6.31%, Maturing March 30, 2008	345,652
	Railamerica, Inc.
231,526	Term Loan, 7.06%, Maturing September 29, 2011	235,192
27,369	Term Loan, 7.06%, Maturing September 29, 2011	27,802
		$608,646
Retailers (Except Food and Drug) — 2.5%
	Advance Stores Company, Inc.
56,120	Term Loan, 6.28%, Maturing September 30, 2010	56,681
94,404	Term Loan, 6.33%, Maturing September 30, 2010	95,349
	Alimentation Couche-Tard, Inc.
308,246	Term Loan, 6.63%, Maturing December 17, 2010	312,291
	Coinmach Laundry Corp.
374,622	Term Loan, 7.31%, Maturing December 15, 2012	380,631
	Harbor Freight Tools USA, Inc.
213,068	Term Loan, 7.00%, Maturing July 15, 2010	215,359
	Josten’s Corp.
375,402	Term Loan, 7.32%, Maturing October 4, 2010	380,994
	Oriental Trading Co., Inc.
213,236	Term Loan, 7.25%, Maturing August 4, 2010	215,368
	Rent-A-Center, Inc.
297,702	Term Loan, 6.47%, Maturing June 30, 2010	301,163
	Savers, Inc.
221,714	Term Loan, 7.60%, Maturing August 4, 2009	224,208
	Travelcenters of America, Inc.
299,250	Term Loan, 6.62%, Maturing November 30, 2008	302,691
		$2,484,735
Surface Transport — 0.1%
	Sirva Worldwide, Inc.
144,170	Term Loan, 9.08%, Maturing December 1, 2010	143,539
		$143,539

Telecommunications — 4.6%
	Alaska Communications Systems Holdings, Inc.
$300,000	Term Loan, 6.73%, Maturing February 11, 2012	$303,075
	Cellular South, Inc.
248,734	Term Loan, 6.47%, Maturing May 4, 2011	252,154
	Centennial Cellular Operating Co., LLC
320,833	Term Loan, 7.21%, Maturing February 9, 2011	325,780
	Cincinnati Bell, Inc.
248,750	Term Loan, 6.18%, Maturing August 31, 2012	250,810
	Consolidated Communications, Inc.
296,250	Term Loan, 6.68%, Maturing April 14, 2011	299,830
	Fairpoint Communications, Inc.
340,000	Term Loan, 6.75%, Maturing February 8, 2012	343,018
	Hawaiian Telcom Communications, Inc.
300,000	Term Loan, 7.23%, Maturing October 31, 2012	303,348
	Intelsat, Ltd.
593,985	Term Loan, 6.75%, Maturing July 28, 2011	600,296
	Iowa Telecommunications Services
450,000	Term Loan, 6.69%, Maturing November 23, 2011	455,766
	Nextel Partners Operation Corp.
309,091	Term Loan, 6.32%, Maturing May 31, 2012	310,186
	Qwest Corp.
100,000	Term Loan, 9.50%, Maturing June 4, 2007	102,719
	Stratos Global Corp.
200,000	Term Loan, 7.73%, Maturing February 13, 2012	202,750
	Syniverse Holdings, Inc.
297,948	Term Loan, 6.73%, Maturing February 15, 2012	302,044
	Triton PCS, Inc.
321,432	Term Loan, 8.08%, Maturing November 18, 2009	323,994
	Valor Telecom Enterprise, LLC
203,000	Term Loan, 6.68%, Maturing February 14, 2012	203,698
		$4,579,468
Utilities — 2.7%
	Allegheny Energy Supply Co., LLC
474,027	Term Loan, 6.33%, Maturing July 21, 2011	477,187
	Cogentrix Delaware Holdings, Inc.
199,628	Term Loan, 6.75%, Maturing April 14, 2012	201,999
	Covanta Energy Corp.
104,065	Term Loan, 4.96%, Maturing June 24, 2012	105,886
74,573	Term Loan, 7.94%, Maturing June 24, 2012	75,878
	Mirant North America, LLC
300,000	Term Loan, 6.44%, Maturing January 3, 2013	302,866
	NRG Energy, Inc.
825,000	Term Loan, 6.82%, Maturing February 1, 2013	836,114
200,000	Term Loan, 6.98%, Maturing February 1, 2013	202,469
	Pike Electric, Inc.
169,000	Term Loan, 6.19%, Maturing July 1, 2012	171,112

	Plains Resources, Inc.
$293,292	Term Loan, 6.25%, Maturing August 12, 2011	$295,491
	Reliant Energy, Inc.
34,473	Term Loan, 7.18%, Maturing December 22, 2010	34,473
		$2,703,475
Total Senior, Floating Rate Interests (identified cost $91,192,298)		$91,883,695

Corporate Bonds & Notes — 0.5%

Principal
Amount
(000’s omitted)	Security	Value
Telecommunications — 0.5%
	Qwest Corp., Sr. Notes, Variable Rate
$300	8.16%, 6/15/13	$331,500
	Rogers Wireless, Inc., Variable Rate
93	8.035%, 12/15/10	96,487
		$427,987
Total Corporate Bonds & Notes (identified cost $393,000)		$427,987

Short-Term Investments — 6.7%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$1,750,000	04/04/06	Abbey National North America, LLC	4.79%	$1,749,301
1,648,000	04/04/06	American General Finance Corp.	4.79%	1,647,342
2,000,000	04/03/06	Investors Bank and Trust Company Time Deposit	4.86%	2,000,000
1,079,000	04/04/06	Kittyhawk Funding Corp.	4.76%	1,078,572
268,000	04/03/06	Royal Bank of Canada Time Deposit	4.85%	268,000
Total Short-Term Investments (at amortized cost)				$6,743,215
Total Investments — 98.6% (identified cost $98,328,513)				$99,054,897
Less Unfunded Loan Commitments — (0.1%)				$(48,182)
Net Investments — 98.5% (identified cost $98,280,331)				$99,006,715
Other Assets, Less Liabilities — 1.5%				$1,500,640
Net Assets — 100.0%				$100,507,355

(1)                    Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)                    Unfunded loan commitments.

The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$98,280,331
Gross unrealized appreciation	$760,963
Gross unrealized depreciation	(34,579)
Net unrealized appreciation	$726,384

Eaton Vance VT Worldwide Health Sciences Fund                                                                      as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.21%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 15.36% (1)
Altana AG	18,000	$1,112,710	3.82%
Novartis AG	42,000	2,324,710	7.97%
Serono SA, Class B	1,500	1,041,221	3.57%
		$4,478,641	15.36%
Major Capitalization - Far East — 12.30% (1)
Astellas Pharma, Inc.	29,090	$1,099,527	3.77%
Chugai Pharmaceuticals Co., Ltd.	58,000	1,048,401	3.60%
Takeda Pharmaceutical Co., Ltd.	25,300	1,435,647	4.93%
		$3,583,575	12.30%
Major Capitalization - North America — 37.27% (1)
Amgen, Inc. (3)	26,700	$1,942,425	6.66%
Genentech, Inc. (3)	20,000	1,690,200	5.80%
Genzyme Corp. (3)	20,000	1,344,400	4.61%
Lilly (Eli) & Co.	19,400	1,072,820	3.68%
Medimmune, Inc. (3)	48,000	1,755,840	6.02%
Pfizer, Inc.	34,500	859,740	2.95%
Schering-Plough Corp.	61,000	1,158,390	3.97%
Wyeth	21,500	1,043,180	3.58%
		$10,866,995	37.27%
Specialty Capitalization - Europe — 2.20% (2)
Acambis plc (3)	64,000	$215,331	0.74%
Crucell NV ADR (3)	15,198	426,760	1.46%
		$642,091	2.20%
Specialty Capitalization - North America — 29.08% (2)
Abgenix, Inc. (3)	43,000	$967,500	3.32%
Affymetrix, Inc. (3)	20,000	658,600	2.26%
Cephalon, Inc. (3)	9,000	542,250	1.86%
Enzon Pharmaceuticals, Inc. (3)	32,000	259,200	0.89%
Exelixis, Inc. (3)	45,000	540,450	1.85%
Gen-Probe, Inc. (3)	22,500	1,240,200	4.26%
ICOS Corp. (3)	4,900	108,045	0.37%
Ligand Pharmaceuticals, Inc., Class B (3)	42,000	539,700	1.85%
Millennium Pharmaceuticals, Inc. (3)	84,000	849,240	2.91%
NPS Pharmaceuticals, Inc. (3)	34,800	297,192	1.02%
OSI Pharmaceuticals, Inc. (3)	22,000	706,200	2.42%

1

Savient Pharmaceuticals, Inc. (3)	44,300	$236,119	0.81%
Tanox, Inc. (3)	30,000	582,600	2.00%
Vertex Pharmaceuticals, Inc. (3)	26,000	951,340	3.26%
		$8,478,636	29.08%
Total Common Stocks (identified cost $23,549,726)		$28,049,938

Short-Term Investments — 3.86%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	$1,126	$1,126,000	3.86%
Total Short-Term Investments (at amortized cost, $1,126,000)		$1,126,000
Total Investments (identified cost $24,675,726)		$29,175,938	100.07%
Other Assets, Less Liabilities		$(21,520)	(0.07)%
Net Assets		$29,154,418	100.00%

ADR	—	American Depository Receipt
(1)		Major capitalization is defined as market value of $5 billion or more.
(2)		Specialty capitalization is defined as market value of less than $5 billion.
(3)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	70.22%	$20,471,631
Japan	12.29	3,583,575
Switzerland	11.54	3,365,931
Germany	3.82	1,112,710
Netherlands	1.46	426,760
United Kingdom	0.74	215,331

2

The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$24,675,726
Gross unrealized appreciation	$7,016,992
Gross unrealized depreciation	(2,516,780)
Net unrealized appreciation	$4,500,212

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	May 24, 2006